Financial risk management (Tables)	12 Months Ended
Jun. 30, 2018
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2018				2017
	Average exchange rate	Foreign currency €'000	Notional value £'000	Fair value £'000	Average exchange rate	Foreign currency €'000	Notional value £'000	Fair value £'000
Buy Euro	1.1523	(46,000)	(39,919)	852	1.1647	(115,283)	(98,980)	3,170
Sell Euro	—	—	—	—	1.3262	10,000	7,540	(1,253)

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities

	2018		2017
	Euro €'000	US Dollar $'000	Euro €'000	US Dollar $'000
Monetary assets	82,073	292,168	70,457	244,826
Monetary liabilities	(154,951)	(650,531)	(185,960)	(654,507)

	(72,878)	(358,363)	(115,503)	(409,681)

Schedule of ageing analysis of trade receivables that are past due but not impaired
	2018 £'000	2017 £'000
Up to 3 months past due	11,462	20,670
Over 3 months past due	423	1,434

	11,885	22,104

Schedule of ageing of trade receivables that are determined to be impaired
	2018 £'000	2017 £'000
Up to 3 months	2,772	5,519
Over 3 months	6,936	8,594

	9,708	14,113

Schedule of movements on provision for impairment of trade receivables

	2018 £'000	2017 £'000
Brought forward	14,113	6,451
Provision for receivables impairment	160	336
Receivables provided subsequently written off	(6,943)	—
Receivables offset against deferred revenue	2,591	6,807
Foreign exchange (gains)/losses on retranslation	(213)	519

Carried forward	9,708	14,113

Schedule of contractual undiscounted cash flows including interest

	Less than 1 year £'000	Between 1 and 2 years £'000	Between 2 and 5 years £'000	Over 5 years £'000
Trade and other payables excluding social security and other taxes(1)	250,300	67,858	40,280	191
Borrowings	22,449	18,692	56,075	554,448

	272,749	86,550	96,355	554,639
Non-trading(2) and net settled derivative financial instruments:
cash inflow	(1,600)	(748)	(2,245)	(748)

At 30 June 2018	271,149	85,802	94,110	553,891

Trade and other payables excluding social security and other taxes(1)	172,173	71,282	14,981	—
Borrowings	19,463	22,743	37,977	601,218

	191,636	94,025	52,958	601,218
Non-trading(2) and net settled derivative financial instruments:
cash outflow	2,453	905	281	187
cash inflow	(1,253)	—	—	—

At 30 June 2017	192,836	94,930	53,239	601,405

(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non-trading derivatives are included at their fair value at the balance sheet date.

Schedule of net borrowings being hedged at balance sheet date

	2018 $'000	2017 $'000
USD borrowings	650,000	650,000
Hedged USD cash	(128,500)	(125,300)

Net USD debt	521,500	524,700
Hedged future USD revenues	(307,019)	(299,533)

Unhedged USD borrowings	214,481	225,167

Closing exchange rate	1.3194	1.2988

Schedule of interest rate swaps at balance sheet date that are used to hedge borrowings

	2018	2017
Current hedged principal value of loan outstanding ($'000)	150,000	225,000
Rate received	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024

Schedule of movements on the hedging reserve

	Future US dollar revenues £'000	Interest rate swap £'000	Other £'000	Total, before tax £'000	Tax £'000	Total, after tax £'000
Balance at 1 July 2015	7,383	(111)	—	7,272	(2,543)	4,729

Foreign exchange differences on hedged currency risks	(49,808)	—	—	(49,808)	—	(49,808)
Reclassified to income statement	1,382	2,665	—	4,047	—	4,047
Fair value movement	—	(12,264)	—	(12,264)	—	(12,264)
Tax impact	—	—	—	—	20,307	20,307

Movement recognized in other comprehensive loss	(48,426)	(9,599)	—	(58,025)	20,307	(37,718)

Balance at 30 June 2016	(41,043)	(9,710)	—	(50,753)	17,764	(32,989)

Foreign exchange differences on hedged currency risks	(11,998)	—	124	(11,874)	—	(11,874)
Reclassified to income statement	5,040	—	(275)	4,765	—	4,765
Fair value movement	—	9,055	—	9,055	—	9,055
Tax impact	—	—	—	—	(681)	(681)

Movement recognized in other comprehensive income	(6,958)	9,055	(151)	1,946	(681)	1,265

Balance at 30 June 2017	(48,001)	(655)	(151)	(48,807)	17,083	(31,724)

Foreign exchange differences on hedged currency risks	6,522	—	(184)	6,338	—	6,338
Reclassified to income statement	14,272	—	123	14,395	—	14,395
Fair value movement	—	5,145	—	5,145	—	5,145
Tax impact	—	—	—	—	(21,892)	(21,892)

Movement recognized in other comprehensive income	20,794	5,145	(61)	25,878	(21,892)	3,986

Balance at 30 June 2018	(27,207)	4,490	(212)	(22,929)	(4,809)	(27,738)

Schedule of financial instruments carried at fair value

	2018 £'000	2017 £'000
Assets
Derivative used for hedging (note 18):
Interest rate swaps	4,490	—
Derivatives at fair value through profit or loss (note 18):
Embedded foreign exchange derivatives	624	1,714
Forward foreign exchange contracts	852	3,170
Liabilities
Derivative used for hedging (note 18):
Interest rate swaps	—	(655)
Derivatives at fair value through profit or loss (note 18):
Forward foreign exchange contracts	—	(1,253)

	5,966	2,976